Portfolio of Investments (unaudited)
As of January 31, 2024
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS—88.7%
AUSTRALIA—13.2%
Australia & New Zealand Banking Group Ltd., (fixed rate to 02/10/2033, variable rate thereafter), 6.74%, 02/10/2038(a)(b)	AUD	1,300,000	$ 904,969
Commonwealth Bank of Australia, (fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2038(b)		1,800,000	1,228,273
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(b)		$1,520,000	1,554,448
National Australia Bank Ltd.
(fixed rate to 08/03/2027, variable rate thereafter), 6.32%, 08/03/2032(a)(b)	AUD	1,000,000	673,634
(fixed rate to 03/09/2028, variable rate thereafter), 6.16%, 03/09/2033(b)		800,000	538,298
NBN Co. Ltd., 6.00%, 10/06/2033(a)(b)		$800,000	860,377
Westpac Banking Corp.
(fixed rate to 06/23/2028, variable rate thereafter), 6.49%, 06/23/2033(b)	AUD	600,000	409,001
(fixed rate to 06/23/2033, variable rate thereafter), 6.93%, 06/23/2038(a)(b)		700,000	486,936
(fixed rate to 11/15/2033, variable rate thereafter), 7.20%, 11/15/2038(b)		300,000	211,165
Total Australia			6,867,101
BARBADOS—0.4%
Sagicor Financial Co. Ltd., 5.30%, 05/13/2028(a)(b)		$210,000	199,857
BRAZIL—2.9%
Banco do Brasil SA VRN, (fixed rate to 04/15/2024, variable rate thereafter), 6.25%, 04/15/2024(a)(c)		620,000	615,970
BRF SA, 5.75%, 09/21/2050(a)(b)		200,000	145,800
Guara Norte SARL, 5.20%, 06/15/2034(a)(d)		171,358	156,253
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)(b)		200,000	209,567
Petrobras Global Finance BV, 5.50%, 06/10/2051(b)		441,000	366,024
Total Brazil			1,493,614
CANADA—1.9%
Bombardier, Inc., 8.75%, 11/15/2030(a)(b)		117,000	122,786
Enerflex Ltd., 9.00%, 10/15/2027(a)(b)		290,000	291,520
Rogers Communications, Inc., (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2082(a)(b)		275,000	261,888
Shares or Principal Amount			Value

Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/2026(a)(b)		$88,000	$ 88,229
TransAlta Corp., 7.75%, 11/15/2029(b)		220,000	231,290
Total Canada			995,713
CHILE—0.9%
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/2031(a)(b)		330,000	294,039
Empresa Nacional del Petroleo, 3.45%, 09/16/2031(a)(b)		200,000	168,241
Total Chile			462,280
CHINA—2.0%
China Evergrande Group, 8.75%, 06/28/2025(a)(b)(e)(f)		200,000	1,750
China Huadian Overseas Development 2018 Ltd. VRN, (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025(a)(c)		200,000	193,750
Huarong Finance II Co. Ltd.
EMTN, 5.50%, 01/16/2025(a)		619,000	609,715
5.00%, 11/19/2025(a)		200,000	193,094
Kaisa Group Holdings Ltd., 11.95%, 11/12/2023(a)(b)(e)(f)		200,000	6,000
Logan Group Co. Ltd.
6.50%, 07/16/2023(a)(b)(e)(f)		200,000	19,946
7.50%, 08/25/2049(a)(b)(e)(f)		200,000	19,750
Sunac China Holdings Ltd.
6.00%, 09/30/2026(a)(b)		17,907	2,337
6.25%, 09/30/2027(a)(b)		17,907	2,125
6.50%, 09/30/2027(a)(b)		35,814	3,492
6.75%, 09/30/2028(a)(b)		53,722	4,701
7.00%, 09/30/2029(a)(b)		53,722	4,163
7.25%, 09/30/2030(a)(b)		25,237	1,779
1.00%, 09/30/2032(a)(b)		22,135	1,107
Zhenro Properties Group Ltd., 6.63%, 01/07/2026(a)(b)(e)(f)		200,000	1,842
Total China			1,065,551
COLOMBIA—1.9%
Bancolombia SA VRN, (fixed rate to 12/18/2024, variable rate thereafter), 4.63%, 12/18/2029(b)		200,000	188,316
Ecopetrol SA
5.38%, 06/26/2026(b)		351,000	346,662
8.88%, 01/13/2033(b)		105,000	110,872
Empresas Publicas de Medellin ESP, 4.38%, 02/15/2031(a)(b)		437,000	355,214
Total Colombia			1,001,064
DOMINICAN REPUBLIC—0.3%
AES Espana BV, 5.70%, 05/04/2028(a)(b)		202,000	185,840
ECUADOR—0.4%
International Airport Finance SA, 12.00%, 03/15/2033(a)(b)(d)		192,467	196,057
FRANCE—1.3%
Altice France SA, 5.88%, 02/01/2027(a)(b)	EUR	100,000	92,222

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
FRANCE (continued)
Banijay Entertainment SASU, 8.13%, 05/01/2029(a)(b)		$200,000	$ 206,799
BNP Paribas SA VRN, (fixed rate to 02/25/2030, variable rate thereafter), 4.50%, 02/25/2030(a)(c)		200,000	160,082
Cerba Healthcare SACA, 3.50%, 05/31/2028(a)(b)	EUR	130,000	122,930
Electricite de France SA, (fixed rate to 01/22/2026, variable rate thereafter), 5.00%, 01/22/2026(a)(c)		100,000	107,443
Total France			689,476
GEORGIA—0.6%
Georgian Railway JSC, 4.00%, 06/17/2028(a)(b)		$359,000	328,000
GERMANY—2.3%
CT Investment GmbH, 5.50%, 04/15/2026(a)(b)	EUR	100,000	106,816
Deutsche Bank AG
2.63%, 12/16/2024(a)	GBP	100,000	123,417
(fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(c)		100,000	119,016
Gruenenthal GmbH, 3.63%, 11/15/2026(a)(b)	EUR	100,000	105,983
HT Troplast GmbH, 9.38%, 07/15/2028(a)(b)		110,000	122,037
IHO Verwaltungs GmbH PIK, 8.75%, 05/15/2028(a)(b)(g)		103,347	120,628
PrestigeBidCo GmbH FRN, 9.94%, 07/15/2027(a)(b)(h)		109,000	120,152
Schaeffler AG, 2.88%, 03/26/2027(a)(b)		60,000	63,140
Techem Verwaltungsgesellschaft 675 GmbH, 2.00%, 07/15/2025(a)(b)		106,000	111,698
TK Elevator Midco GmbH, 4.38%, 07/15/2027(a)(b)		100,000	105,152
ZF Europe Finance BV, 2.50%, 10/23/2027(a)(b)		100,000	100,235
Total Germany			1,198,274
HONG KONG—1.0%
AIA Group Ltd., 5.63%, 10/25/2027(a)(b)		$500,000	517,729
INDIA—4.4%
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)		200,000	199,262
HDFC Bank Ltd., 8.10%, 03/22/2025(a)	INR	110,000,000	1,316,736
India Green Power Holdings, 4.00%, 02/22/2027(a)(b)(d)		$200,000	184,504
Indiabulls Housing Finance Ltd., Series 6B, 9.00%, 09/26/2026	INR	50,000,000	560,447
Total India			2,260,949
INDONESIA—1.5%
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028(a)(b)		$221,000	212,966
	Shares or Principal Amount		Value

Medco Oak Tree Pte. Ltd., 7.38%, 05/14/2026(a)(b)		$200,000	$ 199,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.25%, 10/24/2042(a)		400,000	369,106
Total Indonesia			781,072
IRELAND—0.3%
GGAM Finance Ltd., 8.00%, 02/15/2027(a)(b)		161,000	165,867
ISRAEL—0.8%
Bank Leumi Le-Israel BM, (fixed rate to 04/18/2028, variable rate thereafter), 7.13%, 07/18/2033(a)(b)		200,000	194,650
Energian Israel Finance Ltd., 8.50%, 09/30/2033(a)(b)		230,000	215,459
Total Israel			410,109
ITALY—0.5%
Lottomatica SpA, 8.10%, 06/01/2028(a)(b)(h)	EUR	100,000	108,978
Telecom Italia Capital SA, 6.38%, 11/15/2033		$140,000	135,694
Total Italy			244,672
KAZAKHSTAN—1.8%
KazMunayGas National Co. JSC
3.50%, 04/14/2033(a)(b)		200,000	163,604
5.75%, 04/19/2047(a)		870,000	754,377
Total Kazakhstan			917,981
KUWAIT—0.4%
MEGlobal Canada ULC, 5.00%, 05/18/2025(a)		200,000	197,268
LUXEMBOURG—2.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.25%, 10/15/2026(a)(b)	EUR	100,000	106,719
Altice Financing SA, 5.75%, 08/15/2029(a)(b)		$204,000	177,781
Altice France Holding SA
8.00%, 05/15/2027(a)(b)	EUR	100,000	56,539
10.50%, 05/15/2027(a)(b)		$200,000	114,928
Cidron Aida Finco SARL, 6.25%, 04/01/2028(a)(b)	GBP	100,000	121,344
Cullinan Holdco SCSp, 4.63%, 10/15/2026(a)(b)	EUR	100,000	92,406
Ephios Subco 3 SARL, 7.88%, 01/31/2031(a)(b)		100,000	113,964
LHMC Finco 2 SARL PIK, 7.25%, 10/02/2025(a)(b)(g)		4,866	5,249
Matterhorn Telecom SA, 3.13%, 09/15/2026(a)(b)		200,000	209,250
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(a)(b)		110,000	123,287
Total Luxembourg			1,121,467

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
MEXICO—2.7%
BBVA Bancomer SA (fixed rate to 1/17/2028 variable rate thereafter), (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/18/2033(a)(b)		$470,000	$ 429,667
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)(b)		200,000	130,453
Cemex SAB de CV, (fixed rate to 03/14/2028, variable rate thereafter), 9.13%, 03/14/2028(a)(c)		200,000	212,944
Petroleos Mexicanos
7.19%, 09/12/2024(a)	MXN	4,200,000	233,991
7.19%, 09/12/2024(a)		3,378,800	188,240
Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2025(a)(b)		$210,000	197,728
Total Mexico			1,393,023
MOROCCO—0.5%
Vivo Energy Investments BV, 5.13%, 09/24/2027(a)(b)		255,000	240,656
NETHERLANDS—1.8%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031(a)(b)	GBP	100,000	136,008
OCI NV, 3.63%, 10/15/2025(a)(b)	EUR	90,000	95,871
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(a)(c)(i)		60,000	65,628
Summer BidCo BV
PIK, 9.00%, 11/15/2025(a)(b)(g)		126,870	137,280
10.00%, 02/15/2029(a)(b)		100,000	109,137
Sunrise HoldCo IV BV, 5.50%, 01/15/2028(a)(b)		$200,000	191,264
Versuni Group BV, 3.13%, 06/15/2028(a)(b)	EUR	100,000	94,633
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)(b)		100,000	94,021
Total Netherlands			923,842
NIGERIA—2.4%
Access Bank PLC, 6.13%, 09/21/2026(a)		$216,000	197,939
BOI Finance BV, 7.50%, 02/16/2027(a)(j)	EUR	196,000	196,213
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)(b)		$230,000	211,600
SEPLAT Energy PLC, 7.75%, 04/01/2026(a)(b)		297,000	275,468
United Bank for Africa PLC, 6.75%, 11/19/2026(a)		380,000	354,426
Total Nigeria			1,235,646
OMAN—0.5%
EDO Sukuk Ltd., 5.88%, 09/21/2033(a)		250,000	254,113
PERU—0.5%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		400,000	255,194
Shares or Principal Amount			Value

PHILIPPINES—0.9%
International Container Terminal Services, Inc., 4.75%, 06/17/2030(a)		$260,000	$ 252,160
Manila Water Co., Inc., 4.38%, 07/30/2030(a)(b)		243,000	221,856
Total Philippines			474,016
RUSSIA—0.0%
Sovcombank Via SovCom Capital DAC, (fixed rate to 05/06/2025, variable rate thereafter), 7.75%, 05/06/2025(a)(c)(f)(k)(l)		250,000	–
SINGAPORE—0.8%
Puma International Financing SA, 5.00%, 01/24/2026(a)(b)		210,000	198,904
Vena Energy Capital Pte. Ltd., 3.13%, 02/26/2025(a)		210,000	203,830
Total Singapore			402,734
SOUTH AFRICA—3.0%
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(a)		410,000	407,926
0.01%, 12/31/2032(f)(m)	ZAR	28,700,000	337,241
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)(b)		$446,000	278,036
Sasol Financing USA LLC, 5.50%, 03/18/2031(b)		400,000	335,804
Transnet SOC Ltd., 8.25%, 02/06/2028(a)		200,000	201,000
Total South Africa			1,560,007
SPAIN—1.6%
Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 03/05/2025, variable rate thereafter), Series 9, 6.50%, 03/05/2025(c)		200,000	195,494
Banco de Sabadell SA
(fixed rate to 06/16/2027, variable rate thereafter), 0.88%, 06/16/2028(a)(b)	EUR	100,000	98,121
(fixed rate to 02/07/2028, variable rate thereafter), 5.25%, 02/07/2029(a)(b)		100,000	112,207
Cellnex Finance Co. SA
1.50%, 06/08/2028(a)(b)		100,000	99,547
2.00%, 09/15/2032(a)(b)		100,000	93,753
Lorca Telecom Bondco SA, 4.00%, 09/18/2027(a)(b)		100,000	104,986
Unicaja Banco SA, (fixed rate to 11/15/2026, variable rate thereafter), 7.25%, 11/15/2027(a)(b)		100,000	114,996
Total Spain			819,104
SWITZERLAND—0.2%
Consolidated Energy Finance SA, 5.63%, 10/15/2028(a)(b)		$150,000	122,625
TANZANIA—0.4%
HTA Group Ltd., 7.00%, 12/18/2025(a)(b)		200,000	197,240

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
TRINIDAD—0.6%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)(b)		$291,000	$ 307,587
TURKEY—0.9%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)(b)		275,000	281,132
Yapi ve Kredi Bankasi AS, (fixed rate to 01/17/2029, variable rate thereafter), 9.25%, 01/17/2034(a)(b)		200,000	200,750
Total Turkey			481,882
UKRAINE—0.9%
Kernel Holding SA, 6.75%, 10/27/2027(a)(b)(f)		206,000	138,491
MHP Lux SA, 6.95%, 04/03/2026(a)(f)		218,000	175,447
NPC Ukrenergo, 6.88%, 11/09/2028(a)(f)(j)		200,000	54,900
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(f)		200,000	113,000
Total Ukraine			481,838
UNITED ARAB EMIRATES—0.4%
MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(a)(c)		200,000	196,625
UNITED KINGDOM—2.8%
888 Acquisitions Ltd., 7.56%, 07/15/2027(a)(b)	EUR	100,000	103,438
BCP V Modular Services Finance II PLC, 4.75%, 11/30/2028(a)(b)		125,000	125,125
Bellis Acquisition Co. PLC, 4.50%, 02/16/2026(a)(b)	GBP	124,000	150,027
Iceland Bondco PLC, 10.88%, 12/15/2027(a)(b)		100,000	135,421
Ithaca Energy North Sea PLC, 9.00%, 07/15/2026(a)(b)		$200,000	199,117
Jerrold Finco PLC, 4.88%, 01/15/2026(a)(b)	GBP	100,000	122,928
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029(a)(b)		$125,000	129,696
Motion Finco SARL, 7.38%, 06/15/2030(a)(b)	EUR	100,000	111,567
Pinewood Finance Co. Ltd., 3.25%, 09/30/2025(a)(b)	GBP	100,000	123,592
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)(b)		200,000	231,282
Total United Kingdom			1,432,193
UNITED STATES—26.1%
Academy Ltd., 6.00%, 11/15/2027(a)(b)		$296,000	292,445
Acushnet Co., 7.38%, 10/15/2028(a)(b)		116,000	120,648
Adams Homes, Inc.
7.50%, 02/15/2025(a)(b)		117,000	116,222
9.25%, 10/15/2028(a)(b)		204,000	208,999
Adient Global Holdings Ltd.
3.50%, 08/15/2024(a)(b)	EUR	17,636	18,879
7.00%, 04/15/2028(a)(b)		$45,000	46,007
	Shares or Principal Amount		Value

Affinity Interactive, 6.88%, 12/15/2027(a)(b)		$211,000	$ 190,944
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(a)(b)		200,000	179,638
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(a)(b)		12,000	11,303
Ball Corp.
2.88%, 08/15/2030(b)		137,000	116,763
3.13%, 09/15/2031(b)		34,000	28,789
Builders FirstSource, Inc., 4.25%, 02/01/2032(a)(b)		351,000	313,880
Caesars Entertainment, Inc.
7.00%, 02/15/2030(a)(b)		4,000	4,111
6.50%, 02/15/2032(a)(b)		29,000	29,321
Carnival Corp.
7.63%, 03/01/2026(a)(b)		96,000	97,515
6.00%, 05/01/2029(a)(b)		56,000	54,240
CCM Merger, Inc., 6.38%, 05/01/2026(a)(b)		197,000	194,553
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)(b)		38,000	35,332
4.25%, 02/01/2031(a)(b)		225,000	190,248
4.75%, 02/01/2032(a)(b)		63,000	54,039
4.25%, 01/15/2034(a)(b)		486,000	386,420
Chart Industries, Inc., 7.50%, 01/01/2030(a)(b)		93,000	95,466
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030(a)(b)		120,000	99,351
10.88%, 01/15/2032(a)(b)		26,000	27,198
Civitas Resources, Inc.
8.38%, 07/01/2028(a)(b)		73,000	76,775
8.63%, 11/01/2030(a)(b)		56,000	59,727
8.75%, 07/01/2031(a)(b)		73,000	77,607
Clean Harbors, Inc.
4.88%, 07/15/2027(a)(b)		233,000	225,460
5.13%, 07/15/2029(a)(b)		16,000	15,305
6.38%, 02/01/2031(a)(b)		29,000	29,379
Clearway Energy Operating LLC, 3.75%, 02/15/2031(a)(b)		60,000	52,010
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(a)(b)		83,000	83,727
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)(b)		37,000	35,050
6.50%, 10/15/2028(a)(b)		102,000	91,611
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(b)		171,000	151,993
CSC Holdings LLC
6.50%, 02/01/2029(a)(b)		200,000	170,013
5.75%, 01/15/2030(a)(b)		200,000	105,858
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)(b)		145,000	144,106
Directv Financing LLC, 8.88%, 02/01/2030(a)(b)		20,000	20,401
Encore Capital Group, Inc., 5.38%, 02/15/2026(a)(b)	GBP	100,000	122,174
EnerSys, 6.63%, 01/15/2032(a)(b)		$117,000	118,360

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
EnLink Midstream LLC, 6.50%, 09/01/2030(a)(b)		$118,000	$ 120,415
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(a)(b)		76,000	76,570
Ford Motor Credit Co. LLC, 4.54%, 03/06/2025	GBP	211,000	263,363
Frontier Communications Holdings LLC
5.00%, 05/01/2028(a)(b)		$48,000	44,298
8.75%, 05/15/2030(a)(b)		177,000	181,317
8.63%, 03/15/2031(a)(b)		119,000	120,752
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 01/15/2029(b)		87,000	89,437
Goodyear Europe BV, 2.75%, 08/15/2028(a)(b)	EUR	116,000	111,093
Goodyear Tire & Rubber Co., 9.50%, 05/31/2025(b)		$230,000	233,496
Graphic Packaging International LLC, 3.75%, 02/01/2030(a)(b)		278,000	248,383
Hess Midstream Operations LP, 4.25%, 02/15/2030(a)(b)		182,000	167,413
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.63%, 01/15/2032(a)(b)		112,000	112,236
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028(a)(b)		113,000	118,681
Hyundai Capital America, 6.38%, 04/08/2030(a)(b)		200,000	212,931
IQVIA, Inc., 1.75%, 03/15/2026(a)(b)	EUR	125,000	128,522
Iron Mountain, Inc.
5.00%, 07/15/2028(a)(b)		$23,000	22,004
4.88%, 09/15/2029(a)(b)		60,000	56,067
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		104,000	90,970
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 04/01/2033(b)		174,000	172,270
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)(b)		105,000	106,256
Macy's Retail Holdings LLC
5.88%, 04/01/2029(a)(b)		35,000	33,950
5.88%, 03/15/2030(a)(b)		3,000	2,845
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		225,000	190,321
MGM Resorts International, 5.75%, 06/15/2025(b)		113,000	113,039
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(a)(b)		87,000	86,676
Nabors Industries, Inc., 9.13%, 01/31/2030(a)(b)		73,000	74,281
NCL Corp. Ltd.
5.88%, 02/15/2027(a)(b)		178,000	175,365
8.38%, 02/01/2028(a)(b)		34,000	35,697
7.75%, 02/15/2029(a)(b)		124,000	125,202
	Shares or Principal Amount		Value

NCR Atleos Corp., 9.50%, 04/01/2029(a)(b)		$115,000	$ 123,349
Neptune Bidco U.S., Inc., 9.29%, 04/15/2029(a)(b)		239,000	228,295
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)(b)		87,000	83,590
Novelis Corp., 3.25%, 11/15/2026(a)(b)		163,000	152,621
Novelis Sheet Ingot GmbH, 3.38%, 04/15/2029(a)(b)	EUR	100,000	100,745
NRG Energy, Inc.
3.38%, 02/15/2029(a)(b)		$15,000	13,232
5.25%, 06/15/2029(a)(b)		134,000	128,487
7.00%, 03/15/2033(a)(b)		73,000	77,055
OI European Group BV, 6.25%, 05/15/2028(a)(b)	EUR	100,000	112,455
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 2.88%, 04/30/2028(a)(b)		196,000	196,926
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)(b)		$76,000	76,385
Perrigo Finance Unlimited Co., 4.65%, 06/15/2030(b)		200,000	183,199
Post Holdings, Inc.
5.63%, 01/15/2028(a)(b)		70,000	68,887
5.50%, 12/15/2029(a)(b)		120,000	115,993
Royal Caribbean Cruises Ltd.
3.70%, 03/15/2028(b)		136,000	125,347
8.25%, 01/15/2029(a)(b)		87,000	92,293
Sabre GLBL, Inc.
8.63%, 06/01/2027(a)(b)		94,000	87,890
11.25%, 12/15/2027(a)(b)		65,000	65,081
Six Flags Entertainment Corp., 5.50%, 04/15/2027(a)(b)		116,000	115,410
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)(b)		105,000	105,509
Southwestern Energy Co., 4.75%, 02/01/2032(b)		210,000	194,509
Staples, Inc., 7.50%, 04/15/2026(a)(b)		84,000	78,628
Star Parent, Inc., 9.00%, 10/01/2030(a)(b)		158,000	166,138
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)(b)		264,000	238,424
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)(b)		124,000	131,604
Tempur Sealy International, Inc., 3.88%, 10/15/2031(a)(b)		175,000	147,674
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)		111,000	110,013
TransDigm, Inc., 6.75%, 08/15/2028(a)(b)		118,000	119,931
Travel & Leisure Co.
5.65%, 04/01/2024(b)		115,000	114,861
6.00%, 04/01/2027(b)		80,000	80,019
4.63%, 03/01/2030(a)(b)		25,000	22,508
TreeHouse Foods, Inc., 4.00%, 09/01/2028(b)		124,000	110,608
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)(b)		108,000	105,030

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Global Income Fund, Inc.

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(a)(b)		$113,000	$ 115,028
Univision Communications, Inc.
6.63%, 06/01/2027(a)(b)		97,000	95,951
8.00%, 08/15/2028(a)(b)		95,000	96,669
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)(b)		73,000	65,245
6.25%, 01/15/2030(a)(b)		114,000	114,091
4.13%, 08/15/2031(a)(b)		145,000	128,227
3.88%, 11/01/2033(a)(b)		98,000	82,998
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)(b)		222,000	224,373
9.88%, 02/01/2032(a)(b)		208,000	218,738
Vistra Operations Co. LLC, 4.38%, 05/01/2029(a)(b)		126,000	115,694
Vital Energy, Inc., 9.75%, 10/15/2030(b)		169,000	179,543
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)(b)		257,000	207,091
Total United States			13,522,061
ZAMBIA—0.7%
First Quantum Minerals Ltd.
7.50%, 04/01/2025(a)(b)		200,000	197,514
8.63%, 06/01/2031(a)(b)		200,000	185,500
Total Zambia			383,014
Total Corporate Bonds			45,983,341
GOVERNMENT BONDS—44.7%
ANGOLA—1.1%
Angola Government International Bonds, 9.13%, 11/26/2049(a)		701,000	554,005
ARGENTINA—2.0%
Argentina Republic Government International Bonds
4.25%, 01/09/2038(b)(d)(i)		1,609,200	619,436
3.63%, 07/09/2046(b)(d)(i)		1,293,010	439,633
Total Argentina			1,059,069
BAHRAIN—1.4%
Bahrain Government International Bonds
4.25%, 01/25/2028(a)		390,000	362,213
5.45%, 09/16/2032(a)		229,000	206,283
6.25%, 01/25/2051(a)		210,000	168,525
Total Bahrain			737,021
BRAZIL—3.6%
Brazil Government International Bonds, 7.13%, 01/20/2037		370,000	396,777
Brazil Notas do Tesouro Nacional,Series NTNF, 10.00%, 01/01/2029	BRL	7,434,000	1,486,530
Total Brazil			1,883,307
	Shares or Principal Amount		Value

CHILE—0.7%
Chile Government International Bonds, 4.34%, 03/07/2042(b)		$386,000	$ 340,094
COLOMBIA—1.6%
Colombia Government International Bonds, 5.20%, 05/15/2049(b)		200,000	147,601
Colombia TES,Series B, 9.25%, 05/28/2042	COP	2,757,800,000	660,912
Total Colombia			808,513
DOMINICAN REPUBLIC—3.1%
Dominican Republic International Bonds
5.50%, 02/22/2029(a)(b)		$200,000	193,471
11.25%, 09/15/2035(a)(b)	DOP	19,200,000	349,332
5.88%, 01/30/2060(a)		$1,230,000	1,041,592
Total Dominican Republic			1,584,395
ECUADOR—1.7%
Ecuador Government International Bonds, 3.50%, 07/31/2035(a)(d)(i)		2,205,200	903,343
EGYPT—1.7%
Egypt Government International Bonds
7.63%, 05/29/2032(a)		400,000	270,902
7.90%, 02/21/2048(a)		992,000	587,762
Total Egypt			858,664
GEORGIA—0.6%
Georgia Government International Bonds, 2.75%, 04/22/2026(a)		306,000	285,113
GHANA—0.3%
Ghana Government International Bonds, 7.63%, 05/16/2029(a)(d)		385,000	169,893
HUNGARY—0.7%
Hungary Government Bonds,Series 24/C, 2.50%, 10/24/2024	HUF	128,420,000	351,297
INDONESIA—4.8%
Indonesia Government International Bonds
7.75%, 01/17/2038(a)		$100,000	124,582
3.70%, 10/30/2049		1,180,000	925,777
Indonesia Treasury Bonds
Series FR77, 8.13%, 05/15/2024	IDR	14,800,000,000	941,760
Series FR81, 6.50%, 06/15/2025		780,000,000	49,514
Series FR82, 7.00%, 09/15/2030		341,000,000	22,091
Series FR83, 7.50%, 04/15/2040		6,535,000,000	439,079
Total Indonesia			2,502,803
IRAQ—0.9%
Iraq International Bonds
5.80%, 01/15/2028(a)(b)(d)		$396,000	368,801
5.80%, 01/15/2028(a)(b)(d)		125,000	116,414
Total Iraq			485,215
IVORY COAST—0.7%
Ivory Coast Government International Bonds, 6.63%, 03/22/2048(a)(d)	EUR	444,000	375,947

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
KENYA—1.4%
Republic of Kenya Government International Bonds, 8.25%, 02/28/2048(a)		$932,000	$ 745,600
MALAYSIA—1.6%
Malaysia Government Bonds
Series 0411, 4.23%, 06/30/2031	MYR	1,100,000	239,654
Series 0419, 3.83%, 07/05/2034		800,000	168,581
Series 0519, 3.76%, 05/22/2040		1,000,000	203,099
Series 0120, 4.07%, 06/15/2050		1,100,000	227,703
Total Malaysia			839,037
MEXICO—2.2%
Mexico Bonos
Series M, 5.75%, 03/05/2026	MXN	6,120,200	327,852
Series M, 7.75%, 11/13/2042		16,497,100	823,518
Total Mexico			1,151,370
MOROCCO—0.6%
Morocco Government International Bonds, 2.38%, 12/15/2027(a)		$328,000	292,766
NIGERIA—0.6%
Nigeria Government International Bonds, 7.63%, 11/28/2047(a)		435,000	327,978
OMAN—2.8%
Oman Government International Bonds, 7.00%, 01/25/2051(a)		1,400,000	1,445,646
PERU—2.1%
Peru Government International Bonds, 6.90%, 08/12/2037(a)	PEN	4,138,000	1,097,847
POLAND—0.7%
Republic of Poland Government Bonds,Series 0432, 1.75%, 04/25/2032	PLN	1,894,000	367,774
QATAR—1.0%
Qatar Government International Bonds, 4.40%, 04/16/2050(a)		$576,000	504,000
RWANDA—0.6%
Rwanda International Government Bonds, 5.50%, 08/09/2031(a)		400,000	319,808
SAUDI ARABIA—0.8%
Saudi Government International Bonds, 4.38%, 04/16/2029(a)		410,000	402,210
SOUTH KOREA—0.6%
Industrial Bank of Korea, 5.13%, 10/25/2024(a)		300,000	299,783
TURKEY—2.5%
Istanbul Metropolitan Municipality, 10.50%, 12/06/2028(a)(b)		200,000	211,000
Turkiye Government International Bonds, 9.38%, 01/19/2033		1,001,000	1,087,396
Total Turkey			1,298,396
UKRAINE—0.2%
Ukraine Government International Bonds, 7.75%, 09/01/2029(a)		424,000	105,830
Shares or Principal Amount			Value

URUGUAY—1.3%
Uruguay Government International Bonds
4.38%, 12/15/2028(d)(n)	UYU	11,696,782	$ 314,821
7.88%, 01/15/2033(g)		$165,000	198,877
7.63%, 03/21/2036(d)		146,000	177,811
Total Uruguay			691,509
UZBEKISTAN—0.8%
National Bank of Uzbekistan, 4.85%, 10/21/2025(a)		200,000	188,980
Republic of Uzbekistan International Bonds, 3.70%, 11/25/2030(a)		252,000	206,010
Total Uzbekistan			394,990
Total Government Bonds			23,183,223
WARRANTS—0.0%
BRAZIL—0.0%
OAS SA(f)(k)(o)		61,465	–
UNITED STATES—0.0%
Delco(e)(f)(k)(o)		73,666	–
Total Warrants			–
SHORT-TERM INVESTMENT—2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(p)		1,309,141	1,309,141
Total Short-Term Investment			1,309,141
Total Investments (Cost $74,753,128)—135.9%			70,475,705
Liabilities in Excess of Other Assets—(35.9%)			(18,599,230)
Net Assets—100.0%			$51,876,475

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Sinkable security.
(e)	Security is in default.
(f)	Illiquid security.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2024.
(i)	Step bond. Rate disclosed is as of January 31, 2024.
(j)	Denotes the security is government guaranteed.
(k)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(l)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2024.
(m)	Zero coupon bond. Rate represents yield to maturity.
(n)	Inflation linked security.
(o)	Non-income producing security.
(p)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

AUD	Australian Dollar

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Global Income Fund, Inc.

BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
DOP	Dominican Republic Peso
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PIK	Payment-In-Kind
PLC	Public Limited Company
PLN	Polish Zloty
SGD	Singapore Dollar
USD	U.S. Dollar
UYU	Uruguayan Peso
VRN	Variable Rate Note
ZAR	South African Rand

At January 31, 2024, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/23/2024	State Street Bank & Trust Co.	AUD	4,260,262	USD	2,900,000	$2,796,839	$(103,161)
Chinese Yuan Renminbi Offshore/United States Dollar
03/27/2024	Citibank N.A.	CNH	29,929,847	USD	4,180,567	4,177,905	(2,662)
Euro/United States Dollar
02/05/2024	Deutsche Bank AG	EUR	101,125	USD	109,703	109,299	(404)
02/15/2024	Morgan Stanley & Co.	EUR	98,841	USD	107,201	106,873	(328)
Indonesian Rupiah/United States Dollar
02/29/2024	Citibank N.A.	IDR	72,990,000,000	USD	4,706,877	4,627,333	(79,544)
Singapore Dollar/United States Dollar
03/21/2024	State Street Bank & Trust Co.	SGD	5,716,118	USD	4,318,275	4,270,259	(48,016)
						$16,088,508	$(234,115)

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
02/15/2024	Deutsche Bank AG	USD	1,685,073	GBP	1,320,384	$1,673,463	$11,610
United States Dollar/Euro
02/15/2024	Deutsche Bank AG	USD	4,590,100	EUR	4,178,407	4,517,963	72,137
United States Dollar/South African Rand
02/15/2024	UBS AG	USD	296,985	ZAR	5,544,000	295,799	1,186
						$6,487,225	$84,933
Unrealized appreciation on forward foreign currency exchange contracts							$84,933
Unrealized depreciation on forward foreign currency exchange contracts							$(234,115)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2024, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	7,350,000	03/17/2033	Citigroup	Receive	12-month SOFR	3.38%	Annually	$-	$235,481	$235,481
USD	5,000,000	03/17/2030	Citigroup	Receive	12-month SOFR	3.46%	Annually	-	113,102	113,102
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2024
abrdn Global Income Fund, Inc.

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	5,000,000	03/17/2032	Citigroup	Receive	12-month SOFR	3.40%	Annually	$-	$143,209	$143,209
USD	3,000,000	07/13/2033	Citigroup	Receive	12-month SOFR	3.72%	Annually	-	(2,664)	(2,664)
								$-	$489,128	$489,128

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the  Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value ("NAV") as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
10

Notes to Portfolio of Investments  (concluded)
January 31, 2024 (unaudited)

Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
11